ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue	¥ 31,000	¥ 83,127,296	$ 12,052,325	¥ 40,826,521	¥ 35,129,459
Cost of revenues		(70,848,983)	(10,272,137)	(34,168,686)	(28,957,798)
Gross profit		12,278,313	1,780,188	6,657,835	6,171,661
Total operating income/(expenses)		(11,849,067)	(1,717,953)	(5,555,330)	(4,386,713)
Income/(loss) from operations		429,246	62,235	1,102,505	1,784,948
Share of income from subsidiaries and affiliates		193,708	28,085	59,809	(52,706)
Interest income/(expenses), net		(490,703)		(624,029)	(459,234)
Exchange loss		1,025,891	148,741	(355,499)	(336,523)
Income tax expenses		(605,278)	(87,757)	(194,140)	(178,411)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		620,506	89,965	721,018	230,385
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue			0	0	0
Cost of revenues				0	0
Gross profit				0	0
Total operating income/(expenses)		(593,204)	(86,007)	(6,150)	1,227
Other income, net				1,737	5,064
Income/(loss) from operations		(593,204)	(86,007)	(4,413)	6,291
Share of income from subsidiaries and affiliates		1,264,720	183,368	512,873	1,015,006
Interest income/(expenses), net		(19,867)	(2,880)	36,613	8,596
Exchange loss		(18,586)	(2,694)	(14,085)	(73,716)
Change in fair value of convertible senior notes and call option		(12,083)	(1,752)	191,641	(725,792)
Income before income taxes		620,980	90,035	722,629	230,385
Income tax expenses		(474)	(69)	(1,611)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		¥ 620,506	$ 89,966	¥ 721,018	¥ 230,385